Consolidated Statements of Operations and Comprehensive Income (Loss) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Remeasurement of secured notes	$ (29,690)	$ 36,967
Corporate and administrative expenses	(17,441)	(16,090)
Impairment of investment in associate		(873)
Equity loss of associate	(208)	(207)
Other income - flow-through shares	4,183	1,366
Environmental rehabilitation expense		(6,722)
Unrealized loss on convertible notes receivable	(88)	(16)
Foreign exchange gain (loss)	9,282	(12,874)
Finance costs and other	(2,204)	(3,471)
Interest income (expense)	(1,795)	2,794
Earnings (loss) before income taxes	(37,961)	874
Income tax recovery (expense)	8,695	(8,268)
Net loss for the year	(29,266)	(7,394)
Remeasurement of secured notes	(84,393)	2,912
Change in fair value of marketable securities	54	329
Tax impact	22,780	(831)
Total other comprehensive income (loss)	(61,559)	2,410
Comprehensive loss for the year	$ (90,825)	$ (4,984)
Weighted average number of common shares outstanding
Basic (in Shares)	83,001,989	80,058,861
Diluted (in Shares)	83,001,989	80,058,861
Loss per common share
Basic (in Dollars per share)	$ (0.35)	$ (0.09)
Diluted (in Dollars per share)	$ (0.35)	$ (0.09)